17 Braskem Idesa Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	R$ 9,237,318	R$ 9,554,476
2020 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent		1,016,916
2021 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	800,752	1,161,108
2022 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	699,090	968,519
2023 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	892,568	1,280,154
2024 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	978,479	1,385,087
2025 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	883,333	1,381,192
2026 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	743,566	1,194,964
2027 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	329,718	582,393
2029 and Thereafter [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	3,652,695	102,105
2028 [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings, noncurrent	R$ 257,117	R$ 482,038